Basis of presentation and statement of compliance - Disclosure of effect of changes in foreign exchange rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.17	1.09	1.13
Closing rate (€1 equals to USD)	1.14	1.17	1.18